Foreign Exchange (Gain) Loss, Net	6 Months Ended
Jun. 30, 2018
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

5. FOREIGN EXCHANGE (GAIN) LOSS, NET

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	210	(279)	477	(335)
Other	3	(117)	18	(133)
Unrealized Foreign Exchange (Gain) Loss	213	(396)	495	(468)
Realized Foreign Exchange (Gain) Loss	(1)	(14)	(6)	(18)
	212	(410)	489	(486)